Related party transactions - Narrative (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	May 10, 2021 AUD ($)	May 31, 2021	Nov. 30, 2020	Dec. 31, 2021 EUR (€) director
Disclosure of transactions between related parties [line items]
Number of members of board of directors				17
PT Coca-Cola Bottling Indonesia | TCCC
Disclosure of transactions between related parties [line items]
Payment for return of capital | €				€ 62
The Coca-Cola Company | PT Coca-Cola Bottling Indonesia
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests		29.40%
Coca-Cola Amatil Limited | Agreed consideration, acquisition 1 | The Coca-Cola Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests	10.80%
Cash transferred | $	$ 893
Coca-Cola Amatil Limited | The Coca-Cola Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests		30.80%	30.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | PT Coca-Cola Bottling Indonesia
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests	29.40%
TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term				10 years
Other related parties | Made Group
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in investments				45.00%
Consideration received | €				€ 21
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership				19.30%
Number of members of board of directors				2
TCCC | Entities with joint control or significant influence over entity | TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term				10 years
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership				20.50%
Number of members of board of directors				3
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors				5